UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-22700

Exchange Listed Funds Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, Oklahoma 73120

(Address of principal executive offices) (Zip Code)

J. Garrett Stevens
Exchange Traded Concepts Trust
10900 Hefner Pointe Drive
Suite 400
Oklahoma City, Oklahoma 73120

(Name and address of agent for service)

Registrant’s telephone number, including area code: (405) 778-8377

Date of fiscal year end: March 31

Date of reporting period: March 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1: REPORTS TO STOCKHOLDERS.

(a)	Insert a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1)

EXCHANGE LISTED FUNDS TRUST

ETC Gavekal Asia Pacific Government Bond ETF (AGOV)

Annual Report

March 31, 2023

Exchange Listed Funds Trust TABLE OF CONTENTS	March 31, 2023

Before investing you should carefully consider the Fund’s investment objectives, risks, charges and expenses. This and other information is available in the Fund’s prospectus, a copy of which may be obtained by visiting the Fund’s website at www.agovetf.com. Please read the Fund’s prospectus carefully before you invest.

There are risks involved with investing, including possible loss of principal, and there is no guarantee the Fund will achieve its investment objective. The Fund is classified as a non-diversified investment company under the Investment Company Act of 1940 (the “1940 Act”). Concentration in a particular industry or sector will subject the Fund to loss due to adverse occurrences that may affect that industry or sector.

Individual shares of the Fund may be purchased or sold in the secondary market throughout the regular trading day on the NYSE Arca, Inc. (the “Exchange”) through a brokerage account. However, shares are not individually redeemable directly from the Fund. The Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares (“Creation Units”).

Distributor: Foreside Fund Services, LLC

i

ETC Gavekal Asia Pacific Government Bond ETF MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	March 31, 2023 (Unaudited)

Dear Shareholders,

Thank you for your investment in the ETC Gavekal Asia Pacific Government Bond ETF (the “Fund”). The information presented in this report relates to the operations of the Fund for the fiscal year ended March 31, 2023.

The Fund seeks to provide absolute positive returns. The Fund is an actively managed exchange-traded fund that seeks to achieve its investment objective by primarily investing in local currency bonds issued by national governments (i.e., sovereign bonds) and instrumentalities or political sub-divisions (i.e., quasi-sovereign bonds) in the Asia-Pacific region. The Fund also may invest in bonds issued by supranational entities such as the World Bank, Asia Development Bank, and Asian Infrastructure Bank (i.e., supranational bonds).

The Fund’s allocation to Indonesian government bonds contributed positively to its overall performance. However, the Fund’s holdings in Russian government bonds contributed negatively to its performance as those bonds were valued at $0 starting on February 9, 2023. Compared to the Fund’s benchmark index, the Bloomberg Asian-Pacific Aggregate Index, the Fund was underweight Japanese government bonds, which contributed positively to the Fund’s relative performance because Japanese government bonds have been negatively affected by the weakness of the Japanese Yen and rising yields.

The Fund had negative performance during the fiscal year ended March 31, 2023. The market price for the Fund decreased 4.46% and the net asset value decreased by 6.82%, while the Bloomberg Asian-Pacific Aggregate Index, a broad Asia-Pacific government bond market index, decreased 7.72% over the same period.

The Fund commenced operations on July 22, 2021, and had 490,000 shares outstanding as of March 31, 2023. We appreciate your investment in the ETC Gavekal Asia Pacific Government Bond ETF.

Sincerely,

J. Garrett Stevens,

Chief Executive Officer

Exchange Traded Concepts, LLC, Adviser to the Fund

ETC Gavekal Asia Pacific Government Bond ETF MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (Concluded)	March 31, 2023 (Unaudited)

Growth of a $10,000 Investment

(at net asset value)

	Inception Date of the Fund	Average Annual Return As of 3/31/2023		Expense Ratio*
		One Year	Since Inception	Gross	Net
ETC Gavekal Asia Pacific Government Bond ETF (Net Asset Value)	7/22/2021	-6.82%	-13.17%	0.50%	0.50%
ETC Gavekal Asia Pacific Government Bond ETF (Market Price)		-4.46%	-12.30%
Bloomberg Asian-Pacific Aggregate Index (U.S.)		-7.72%	-7.78%

*   Reflects the expense ratio as reported in the Prospectus dated August 1, 2022.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains.

Current performance may be lower or higher than performance data quoted. For the Fund’s most recent month end performance, please visit www.agovetf.com.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities. The information provided herein represents the opinion of Exchange Traded Concepts, LLC for the period stated and is subject to change at any time.

The Bloomberg Asian-Pacific Aggregate Index contains fixed-rate, investment-grade securities. The index is composed primarily of local currency sovereign debt, but also includes government-related, corporate and securitized bonds. The Asian-Pacific Aggregate is a component of the flagship multi-currency Global Aggregate Index and was launched on July 1, 2000.

The Fund’s shares are listed on an exchange. The price of the Fund’s shares is based on market price, and because exchange-traded fund shares trade at market prices rather than net asset value, shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Net asset value (“NAV”) — The dollar value of a single share is calculated by taking the value of the underlying assets of the fund minus its liabilities, divided by the number of shares outstanding. NAV is calculated at the end of each business day.

ETC Gavekal Asia Pacific Government Bond ETF SCHEDULE OF INVESTMENTS	March 31, 2023
		Principal Amount	Value
FOREIGN BONDS — 98.4%
AUSTRALIA — 4.7%
Australia Government Bond, Series 163, 1.00%, 11/21/2031	AUD	3,200,000	$1,780,132
CHINA — 12.6%
China Government Bond, Series INBK, 3.72%, 4/12/2051	CNY	30,000,000	4,730,601
HONG KONG — 4.6%
Hong Kong Government Bond, 2.24%, 8/27/2029	HKD	14,200,000	1,720,562
INDIA — 12.4%
India Government Bond, 6.54%, 1/17/2032	INR	400,000,000	4,631,156
INDONESIA — 14.2%
Indonesia Treasury Bond, Series FR87, 6.50%, 2/15/2031	IDR	80,000,000,000	5,305,946
JAPAN — 3.4%
Japan Government Five Year Bond, Series 156, 0.20%, 12/20/2027	JPY	170,000,000	1,283,891
MALAYSIA — 9.4%
Malaysia Government Bond, Series 0220, 2.63%, 4/15/2031	MYR	17,000,000	3,511,252
NEW ZEALAND — 4.6%
New Zealand Government Bond, Series 0532, 2.00%, 5/15/2032	NZD	3,300,000	1,723,251
PHILIPPINES — 4.7%
Philippine Government Bond Series 7-64, 3.63%, 4/22/2028	PHP	100,000,000	1,657,734
Series 1064, 6.88%, 1/10/2029	PHP	5,000,000	96,017
			1,753,751
RUSSIA — 0.0%
Russian Federal Bond — OFZ, Series 6228, 7.65%, 4/10/2030(a)(b)	RUB	570,000,000	0
		Principal Amount	Value
FOREIGN BONDS (Continued)
SINGAPORE — 4.6%
Singapore Government Bond, 1.63%, 7/1/2031	SGD	2,558,000	$1,739,259
SUPRANATIONAL — 18.6%
Asian Development Bank, 3.20%, 3/11/2026	CNY	10,000,000	1,483,987
Asian Infrastructure Investment Bank (The), Series GMTN, 2.50%, 3/24/2025	CNY	11,000,000	1,591,097
European Bank for Reconstruction & Development, Series GMTN, 2.20%, 12/6/2023	CNY	8,000,000	1,163,390
European Investment Bank, Series EMTN, 2.70%, 4/22/2024	CNY	2,000,000	289,599
International Bank for Reconstruction & Development, Series GDIF, 2.00%, 2/18/2026	CNY	7,000,000	989,571
New Development Bank (The), 3.00%, 7/7/2025	CNY	10,000,000	1,460,617
			6,978,261
THAILAND — 4.6%
Thailand Government Bond, 2.00%, 12/17/2031	THB	60,000,000	1,714,723

TOTAL FOREIGN BONDS
(Cost $48,173,817)			36,872,785

See accompanying Notes to Financial Statements.

ETC Gavekal Asia Pacific Government Bond ETF SCHEDULE OF INVESTMENTS (Concluded)	March 31, 2023
	Number of Shares	Value
SHORT-TERM INVESTMENTS — 0.7%
Invesco Government & Agency Portfolio-Institutional Class, 4.73%(c)	265,499	$265,499
TOTAL SHORT-TERM INVESTMENTS
(Cost $265,499)		265,499
TOTAL INVESTMENTS — 99.1%
(Cost $48,439,316)		37,138,284
Other Assets in Excess of Liabilities — 0.9%		325,129
TOTAL NET ASSETS — 100.0%		$37,463,413

(a)  Security is considered illiquid and valued at fair value by the Trust’s Valuation Committee in accordance with procedures approved by, and under the general supervision of, the Trust’s Board of Trustees. The total value of the security is $0 which represents approximately 0.0% of net assets as of March 31, 2023.

(b)  Level 3 security. The total value of this security is $0.

(c)  The rate is the annualized seven-day yield at period end.

Currency Abbreviations

AUD	:	Australian Dollar
CNY	:	Chinese Yuan
HKD	:	Hong Kong Dollar
IDR	:	Indonesian Rupiah
INR	:	Indian Rupee
JPY	:	Japanese Yen
MYR	:	Malaysian Ringgit
NZD	:	New Zealand Dollar
PHP	:	Philippine peso
RUB	:	Russian Ruble
SGD	:	Singapore Dollar
THB	:	Thai Baht

See accompanying Notes to Financial Statements.

ETC Gavekal Asia Pacific Government Bond ETF SUMMARY OF INVESTMENTS	March 31, 2023
Security Type/Industry	Percent of Total Net Assets
Foreign Bonds
Sovereign	79.8%
Supranational	18.6%
Total Foreign Bonds	98.4%
Short-Term Investments	0.7%
Total Investments	99.1%
Other Assets in Excess of Liabilities	0.9%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENT OF ASSETS AND LIABILITIES	March 31, 2023
ETC Gavekal Asia Pacific Government Bond ETF
Assets:
Investments, at value	$37,138,284
Foreign currency, at value	1,743
Interest receivable	337,805
Dividends receivable	1,136
Foreign tax reclaim	108
Total Assets	37,479,076

Liabilities:
Advisory fee payable	15,663
Total Liabilities	15,663

Net Assets	$37,463,413

Net Assets Consist of:
Paid-in capital	$50,005,360
Distributable earnings (loss)	(12,541,947)
Net Assets	$37,463,413

Net Assets	$37,463,413
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	490,000
Net Asset Value, Offering and Redemption Price Per Share	$76.46
Investments, at cost	$48,439,316
Foreign currency, at cost	$1,212

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENT OF OPERATIONS
ETC Gavekal Asia Pacific Government Bond ETF
Year Ended March 31, 2023
Investment Income:
Dividends	$10,935
Interest*	1,201,501
Total Investment Income	1,212,436

Expenses:
Advisory fees	223,475
Total Expenses	223,475
Net Investment Income (Loss)	988,961

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(1,609,677)
In-kind redemptions	(254,839)
Foreign currency transactions	(18,532)
Net realized gain (loss)	(1,883,048)
Net change in unrealized appreciation (depreciation) on:
Investments	(2,235,855)
Foreign currency translations	8,903
Net change in unrealized appreciation (depreciation)	(2,226,952)
Net realized and unrealized gain (loss)	(4,110,000)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(3,121,039)
* Net of foreign withholding taxes	$33,419

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF CHANGES IN NET ASSETS
	ETC Gavekal Asia Pacific Government Bond ETF
	Year Ended March 31, 2023	For the period July 22, 2021(1) to March 31, 2022
From Investment Activities:
Operations:
Net investment income (loss)	$988,961	$803,689
Net realized gain (loss)	(1,883,048)	(129,815)
Change in net unrealized appreciation (depreciation)	(2,226,952)	(9,070,764)
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,121,039)	(8,396,890)

Distributions to Shareholders	(913,999)	(365,187)

Capital Transactions:
Proceeds from shares issued	—	58,650,854
Cost of shares redeemed	(8,390,326)	—
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(8,390,326)	58,650,854

Total Increase (Decrease) in Net Assets	(12,425,364)	49,888,777

Net Assets:
Beginning of period	49,888,777	—
End of period	$37,463,413	$49,888,777

Change in Shares Outstanding:
Shares outstanding, beginning of period	595,000	—
Shares issued	—	595,000
Shares redeemed	(105,000)	—
Shares outstanding, end of period	490,000	595,000

(1)  Commencement of operations.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST FINANCIAL HIGHLIGHTS
ETC Gavekal Asia Pacific Government Bond ETF Selected Per Share Data	Year Ended March 31, 2023	For the period July 22, 2021(1) through March 31, 2022
Net Asset Value, beginning of period	$83.85	$100.00
Investment Activities
Net investment income (loss)(2)	1.77	1.62
Net realized and unrealized gain (loss)	(7.42)	(17.02)
Total from investment activities	(5.65)	(15.40)
Distributions to shareholders from:
Net investment income	(1.74)	(0.75)
Total distributions	(1.74)	(0.75)
Net Asset Value, end of period	$76.46	$83.85
Total Return (%)	(6.82)	(15.52	)(3)
Total Return at Market Price (%)	(4.46)	(16.18	)(3)
Ratios to Average Net Assets
Expenses (%)	0.50	0.50	(4)
Net investment income (loss) (%)	2.21	2.46	(4)
Supplemental Data
Net Assets at end of period (000’s)	$37,463	$49,889
Portfolio turnover (%)(5)	23	20	(3)

(1)  Commencement of operations.

(2)  Per share numbers have been calculated using the average shares method.

(3)  Not annualized for periods less than one year.

(4)  Annualized for periods less than one year.

(5)  Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS	March 31, 2023

Note 1 – Organization

Exchange Listed Funds Trust (the “Trust”) was organized on April 4, 2012 as a Delaware statutory trust and is registered with the Securities and Exchange Commission (“SEC”) under the 1940 Act as an open-end management investment company. The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (”Shares”) in one or more series representing interests in separate portfolios of securities. The Trust has registered its Shares in multiple separate series. The assets of each series in the Trust are segregated and a shareholder’s interest is limited to the series in which Shares are held. The financial statements herein are for the ETC Gavekal Asia Pacific Government Bond ETF (the “Fund”).

The Fund is an actively managed exchange-traded fund (“ETF”). Unlike index ETFs, actively managed ETFs do not seek to track the performance of a specified index. Instead, the Fund uses an active investment strategy in seeking to meet its investment objective.

The Fund employs a “multi-manager” approach whereby portions of the Fund’s assets are allocated among sub-advisers. Exchange Traded Concepts, LLC (the “Adviser”) is responsible for the management of the Fund and supervision of the Fund’s sub-advisers, Gavekal Capital Limited (“Gavekal”) and System 2 Advisors, L.P. (“S2”) (each, a “Sub-Adviser,” and together, the “Sub-Advisers”). Each Sub-Adviser manages its allocated portion of the Fund’s assets to correspond with its distinct investment style and strategy in a manner consistent with the Fund’s investment objective, strategies, and restrictions.

The Fund’s investment objective is to seek to provide absolute positive returns, which the Fund seeks to achieve by investing in local currency bonds issued by national governments (i.e., sovereign bonds) and instrumentalities or political sub-divisions in the Asia-Pacific region and in supranational bonds. The Fund commenced operations on July 22, 2021.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

Note 2 – Basis of Presentation and Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Trust in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.”

(a) Use of Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and income and expenses during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Fund ultimately realizes upon sale of the securities.

(b) Valuation of Investments

The Fund records investments at fair value using procedures approved by the Board and are generally valued using market valuations (Market Approach). A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In December 2020, the SEC adopted Rule 2a-5 under the 1940 Act, establishing requirements to determine fair value in good faith for purposes of the 1940 Act. The rule permits fund boards to designate a fund’s investment adviser to perform fair-value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	March 31, 2023

“readily available” for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth recordkeeping requirements associated with fair-value determinations. The compliance date for Rule 2a-5 and Rule 31a-4 was September 8, 2022. Early adoption was permitted.

Effective May 19, 2022, and pursuant to the requirements of Rule 2a-5, the Board (i) designated the Adviser as the Board’s valuation designee to perform fair-value determinations for the Fund through the Adviser’s Valuation Committee and (ii) approved new Adviser Valuation Procedures. Prior to May 19, 2022, fair-value determinations were performed in accordance with the Trust’s Valuation Procedures and were implemented through a Trust Valuation Committee designated by the Board.

In the event that current market valuations are not readily available or such valuations do not reflect current fair market value, the Trust’s procedures require the Valuation Committee, in accordance with the Trust’s Board-approved valuation procedures, to determine a security’s fair value. In determining such value, the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices). Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. With respect to securities that are primarily listed on foreign exchanges, the value of the Fund’s portfolio securities may change on days when the investors will not be able to purchase or sell their Shares.

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•      Level 1 – Quoted prices in active markets for identical assets.

•      Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•      Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the valuation procedures noted previously, open-end investment companies are valued at their NAV each business day and are categorized as Level 1, Foreign Government Bonds are valued at prices supplied by independent pricing services approved by the Valuation Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, securities are valued at the mean between the bid and ask quotations or evaluated prices, as applicable, obtained from broker dealers. These securities are generally categorized as Level 2.

The following is a summary of the valuations as of March 31, 2023 for the Fund based upon the three levels defined above:

ETC Gavekal Asia Pacific Government Bond ETF	Level 1	Level 2	Level 3		Total
Investments
Foreign Bonds(a)	$—	$36,872,785	$	—(b)	$36,872,785
Short-Term Investments	265,499	—		—	265,499
Total	$265,499	$36,872,785		$—	$37,138,284

(a)  See Schedule of Investments for additional detailed categorizations.

(b)  A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	March 31, 2023

The following is a reconciliation of the Russian Federal Bond in which significant unobservable inputs (Level 3) were used in determining value:

ETC Gavekal Asia Pacific Government Bond ETF
Beginning balance as of April 1, 2022	$519,126
Transfers into Level 3 during the period	—
Transfers out of Level 3 during the period	—
Total realized gain (loss)	—
Total change in unrealized gain/(loss)	(519,126)
Purchases	—
Sales	—
Ending balance as of March 31, 2023	$0

The Level 3 Investments are transferred at the ending value for disclosure purposes.

(c) Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount, using the effective yield method. When a security has been identified as defaulted, the income accrued for that security is written off and the security stops accruing interest or amortization/accretion. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend and Interest Income on the Statement of Operations is shown net of any foreign taxes withheld on income from foreign securities, which are provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

(d) Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Financial instruments and other assets and liabilities of the Fund denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in values to financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates. The Fund may be subject to foreign taxes related to foreign income received, capital gains on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	March 31, 2023

(e) Federal Income Tax

It is the policy of the Fund to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the “Code”) and to distribute substantially all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required as long as the Fund qualifies as a regulated investment company.

Management of the Fund has evaluated tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. In general, tax positions taken in previous tax years remain subject to examination by tax authorities (generally three years for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require the Fund to record a tax liability and, therefore, there is no impact to the Fund’s financial statements. The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of March 31, 2023, the Fund did not have any interest or penalties associated with the underpayment of any income taxes.

(f) Distributions to Shareholders

The Fund distributes net investment income and capital gains, if any, at least annually. The Fund may make distributions on a more frequent basis to comply with the distributions requirement of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital and distribution reclassifications), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales and straddles) do not require a reclassification.

Note 3 – Transactions with Affiliates and Other Servicing Agreements

(a) Investment Advisory and Administrative Services

The Adviser serves as the investment adviser to the Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advisory services to the Fund and is responsible for, among other things, overseeing the Sub-Advisers, including regular review of each Sub-Adviser’s performance, trading portfolio securities on behalf of the Fund, and selecting broker-dealers to execute purchase and sale transactions, subject to the oversight of the Board. For the services it provides to the Fund, the Adviser receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.50% of average daily net assets of the Fund.

Effective January 2, 2023, ETC Platform Services, LLC (“ETC Platform Services”), a direct wholly owned subsidiary of the Adviser, began providing services to the Fund. ETC Platform Services administers the Fund’s business affairs and provides office facilities and equipment, certain clerical, bookkeeping and administrative services, paying agent services under the Fund’s unitary fee arrangement (as described below), and its officers and employees to serve as officers or Trustees of the Trust. ETC Platform Services also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. For the services it provides to the Fund, ETC Platform Services is paid a fee calculated daily and paid monthly based on a percentage of the Fund’s average daily net assets.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	March 31, 2023

Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund (including the fee charged by ETC Platform Services) except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”). As part of an arrangement between Gavekal and the Adviser, Gavekal has agreed to assume the Adviser’s obligation to pay all expenses of the Fund (except Excluded Expenses) and, to the extent applicable, pay the Adviser a minimum fee.

An interested Trustee and certain officers of the Trust are affiliated with the Adviser and receive no compensation from the Trust for serving as officers and/or Trustee.

(b) Investment Sub-Advisory Agreements

The Adviser has entered into investment sub-advisory agreements (each, a “Sub-Advisory Agreement”) with respect to the Fund with Gavekal and S2. Under the Sub-Advisory Agreement with Gavekal, Gavekal is responsible for selecting the Fund’s investments in accordance with the Fund’s investment objective, policies and restrictions. Under the Sub-Advisory Agreement with S2, and only with respect to its allocated portion of the Fund’s assets, S2 is responsible for trading portfolio securities and other investment instruments on behalf of the Fund and selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the Board. The Adviser pays a fee to Gavekal out of the fee the Adviser receives from the Fund, which is calculated daily and paid monthly at an annual rate of 0.35% on up to $1 billion in assets, 0.37% on the next $2 billion in assets, and 0.39% on assets in excess of $3 billion. The Adviser also pays a fee to S2 out of the fee the Adviser receives from the Fund, which is calculated daily and paid monthly at an annual rate of 0.03% of the Fund’s average daily net assets (subject to an annual minimum fee of $15,000).

(c) Distribution Arrangement

Foreside Fund Services, LLC (the “Distributor”), a Delaware limited liability company, is the principal underwriter and distributor of the Fund’s Shares. The Distributor does not maintain any secondary market in Fund Shares.

The Trust has adopted a Rule 12b-1 Distribution and Service Plan (the “Distribution and Service Plan”) pursuant to which payments of up to a maximum of 0.25% of the Fund’s average daily net assets may be made to compensate or reimburse financial intermediaries for activities principally intended to result in the sale of the Fund’s Shares. In accordance with the Distribution and Service Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Trust.

Currently, no payments are made under the Distribution and Service Plan. Such payments may only be made after approval by the Board. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Trust.

(d) Other Servicing Agreements

The Bank of New York Mellon (“BNY Mellon”) serves as the Fund’s fund accountant, transfer agent, custodian and administrator.

Note 4 – Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the year ended March 31, 2023 were as follows:

Fund	Purchases	Sales
ETC Gavekal Asia Pacific Government Bond ETF	$9,883,035	$11,898,014

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	March 31, 2023

Purchases and sales of in-kind transactions for the year ended March 31, 2023 were as follows:

Fund	Purchases	Sales
ETC Gavekal Asia Pacific Government Bond ETF	$—	$2,493,080

Note 5 – Capital Share Transactions

Fund Shares are listed and traded on the Exchange each day that the Exchange is open for business (“Business Day”). The Fund’s Shares may only be purchased and sold on the Exchange through a broker-dealer. Because the Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to NAV, greater than NAV (premium) or less than NAV (discount).

The Fund offers and redeems Shares on a continuous basis at NAV only in Creation Units. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Fund Shares may only be purchased from or redeemed directly from the Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.

To the extent contemplated by a Participant Agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed by the Distributor, on behalf of the Fund, by the time as set forth in a Participant Agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the market value as set forth in the Participant Agreement. A Participant Agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral.

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker, which will be subject to customary brokerage commissions or fees.

A purchase (i.e., creation) transaction fee may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. The Fund may adjust the creation transaction fee from time to time based upon actual experience. In addition, a variable fee may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. The Fund may adjust the non-standard charge from time to time based upon actual experience. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the deposit securities to the account of the Trust. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover. The standard Creation Unit transaction fee for the Fund is $500, regardless of the number of Creation Units created in the transaction.

A redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and Authorized Participants will be required to pay a redemption transaction fee regardless of the number of Creation Units created in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. The Fund may adjust the redemption transaction fee from time to time based upon actual experience. In addition, a variable fee, payable to the Fund, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for the Fund. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes,

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	March 31, 2023

foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the redemption transaction fees and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the Fund’s securities to the account of the Trust. The non-standard charges are payable to the Fund as it incurs costs in connection with the redemption of Creation Units, the receipt of the Fund’s securities and the cash redemption amount and other transactions costs. The standard redemption transaction fee for the Fund is $500, regardless of the number of Creation Units redeemed in the transaction.

Note 6 – Principal Risks

As with any investment, the investor could lose all or part of their investment in the Fund and the Fund’s performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. Additional principal risks are disclosed in the Fund’s prospectus. Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of the shares. Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciate against the U.S. dollar, even if the value of the Fund’s holdings, measure in the foreign currency, increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and Fund may lose money.

Default Risk. Issuers or guarantors of debt instruments may be unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. There is the chance that any of the Fund’s portfolio holdings will have its credit ratings downgraded or will default (fail to make scheduled interest or principal payments), potentially reducing the Fund’s income level and share price.

Fixed Income Securities Risk. The market value of fixed income investments in which the Fund may invest may change in response to interest rate changes and other factors. During periods of falling interest rates, the value of outstanding fixed income securities may rise. Conversely, during periods of rising interest rates, the value of fixed income securities may decline.

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to expropriation, sanctions, nationalization or adverse political or economic developments. Foreign securities may have relatively low market liquidity and decreased publicly available information about issuers. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Non-U.S. issuers may also be subject to inconsistent and potentially less stringent accounting, auditing, financial reporting and investor protection standards than U.S. issuers. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. In addition, where all or a portion of the Fund’s portfolio holdings trade in markets that are closed when the Fund’s market is open, there may be valuation differences that could lead to differences between the Fund’s market price and the value of the Fund’s portfolio holdings.

Government Bond Risk. Investments in government bonds, including sovereign, quasi-sovereign, and supranational bonds, involve special risks not present in corporate bonds. The governmental authority or government entity that controls the repayment of the bond may be unable or unwilling to make interest payments and/or repay the principal on its debt or to otherwise honor its obligations. If an issuer of government bonds defaults on payments of principal and/or interest, the Fund may have limited recourse against the issuer. In the past, certain governments of emerging market countries have declared themselves unable to meet their financial obligations on a timely basis, which has resulted in losses for holders of government bonds. In addition, supranational entities have no taxing authority and are dependent on their members for payments of interest and principal. If one or more members of a supranational entity fails to make necessary contributions, the entity may be unable to pay interest or repay principal on its debt securities. Political changes in principal donor nations may unexpectedly disrupt the finances of supranational entities.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	March 31, 2023

Illiquid Investments Risk. This risk exists when particular Fund investments are difficult to purchase or sell, which can reduce the Fund’s returns because the Fund may be unable to transact at advantageous times or prices.

Market Risk. The market price of a security or instrument could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Non-Diversification Risk. The Fund is a non-diversified investment company under the 1940 Act, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Fund’s performance.

Trading Risk. Shares of the Fund may trade on the Exchange above (premium) or below (discount) their NAV. The NAV of shares of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Fund’s shares will fluctuate continuously throughout trading hours based on market supply and demand and may deviate significantly from the value of the Fund’s holdings, particularly in times of market stress, with the result that investors may pay more or receive less than the underlying value of the Fund shares bought or sold. When buying or selling shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask), which is known as the bid-ask spread. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. In such a circumstance, the Fund’s shares could trade at a premium or discount to their NAV.

Note 7 – Federal Income Taxes

GAAP requires certain components of net assets to be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. For the year ended March 31, 2023, the following amounts resulting primarily from the differing book and tax treatment relating to the reversal of gains and losses emanating from redemption-in-kind transactions have been reclassified:

Fund	Paid-in Capital	Total Distributable Earnings (Loss)
ETC Gavekal Asia Pacific Government Bond ETF	$(255,168)	$255,168

The tax character of the distributions paid during the tax year ended March 31, 2023 and March 31, 2022 were as follows:

	Year Ended March 31, 2023
Fund	Ordinary Income	Net Long-Term Capital Gains	Total Distributions Paid
ETC Gavekal Asia Pacific Government Bond ETF	$913,999	$—	$913,999
	Year Ended March 31, 2022
Fund	Ordinary Income	Net Long-Term Capital Gains	Total Distributions Paid
ETC Gavekal Asia Pacific Government Bond ETF	$365,187	$—	$365,187

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Concluded)	March 31, 2023

As of the tax year ended March 31, 2023, the components of distributable earnings (loss) on a tax basis were as follows:

Fund	Accumulated Capital and Other Losses*	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains (Losses)	Unrealized Appreciation (Depreciation) on Investments	Distributable Earnings (Loss)
ETC Gavekal Asia Pacific Government Bond ETF	$(1,244,231)	$—	$—	$(11,297,716)	(12,541,947)

*   Includes $630,646 of qualified late-year ordinary losses, which are deferred until April 1, 2023 for tax purposes. Net late-year losses incurred after December 31, 2022, and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

At March 31, 2023, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Fund	Tax Cost of Investments	Unrealized Appreciation on Investments	Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
ETC Gavekal Asia Pacific Government Bond ETF	$48,436,000	$43,293	$(11,341,009)	$(11,297,716)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of the tax year ended March 31, 2023, the Fund had non-expiring accumulated capital loss carryforwards as follows:

Fund	Short-Term	Long-Term	Total Amount
ETC Gavekal Asia Pacific Government Bond ETF	$177,540	$436,045	$613,585

To the extent that the Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. In the current year the fund did not utilize any prior accumulated capital losses.

Note 8 – Recent Market Events

Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. Periods of market volatility may occur in response to such events and other economic, political, and global macro factors. The COVID-19 pandemic, Russia’s invasion of Ukraine, and higher inflation have resulted in extreme volatility in the financial markets, economic downturns around the world, severe losses to some sectors of the economy and individual issuers, and reduced liquidity of certain instruments. These events have caused significant disruptions to business operations, including business closures; strained healthcare systems; disruptions to supply chains and employee availability; large fluctuations in consumer demand; large expansion of government deficits and debt as a result of government actions to mitigate the effects of such events; and widespread uncertainty regarding the long-term effects of such events.

Governments and central banks, including the Federal Reserve in the United States, took extraordinary and unprecedented actions to support local and global economies and the financial markets in response to the COVID-19 pandemic, including by keeping interest rates at historically low levels for an extended period. The Federal Reserve concluded its market support activities in 2022 and began to raise interest rates in an effort to fight inflation. The Federal Reserve may determine to raise interest rates further. This and other government intervention into the economy and financial markets to address the pandemic, inflation, or other significant events in the future may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

Note 9 – Events Subsequent to the Fiscal Period End

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined there are no subsequent events that would require disclosure in the Fund’s financial statements.

EXCHANGE LISTED FUNDS TRUST REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	March 31, 2023

To the Shareholders of ETC Gavekal Asia Pacific Government Bond ETF and
Board of Trustees of Exchange Listed Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of ETC Gavekal Asia Pacific Government Bond ETF (the “Fund”), a series of Exchange Listed Funds Trust, as of March 31, 2023, the related statement of operations for the year then ended, and the statements of changes in net assets, the related notes, and the financial highlights for the year then ended and for the period from July 22, 2021 (commencement of operations) through March 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2023, the results of its operations for the year then ended, the changes in net assets, and financial highlights for the year then ended and for the period from July 22, 2021 (commencement of operations) through March 31, 2022, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2023, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Exchange Traded Concepts, LLC since 2012.

COHEN & COMPANY, LTD.
Cleveland, Ohio
May 19, 2023

EXCHANGE LISTED FUNDS TRUST DISCLOSURE OF FUND EXPENSES	March 31, 2023 (Unaudited)

All ETFs have operating expenses. As a shareholder of the Fund, you incur an advisory fee. In addition to the advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs on your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of the Fund’s shares, which are not reflected in these examples.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (unless otherwise noted below). The table below illustrates the Fund’s cost in two ways:

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that the Fund may have incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return

This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio for the period is unchanged. This example is useful in making comparisons because the SEC requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes – NOT your Fund’s actual return – the account values shown may not apply to your specific investment.

	Beginning Account Value October 1, 2022	Ending Account Value March 31, 2023	Annualized Expense Ratio	Expenses Paid During Period(1)

ETC Gavekal Asia Pacific Government Bond ETF
Actual Performance	$ 1,000.00	$ 995.00	0.50%	$ 2.49
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,022.44	0.50%	$ 2.52

(1)  Expenses paid during the period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 365.

EXCHANGE LISTED FUNDS TRUST REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM	March 31, 2023 (Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Fund”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that the Fund will be unable to meet its redemption obligations and mitigating dilution of the interests of its shareholders. The Trust’s liquidity risk management program (the “Program”), which adopts the liquidity risk management policies and procedures of Exchange Traded Concepts, LLC, the Trust’s investment adviser (the “Adviser”), is tailored to reflect the Fund’s particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of the Fund.

The Adviser, which is the administrator of the Program, has formed a Liquidity Risk Working Group (“LRWG”) consisting of certain individuals from the Adviser’s portfolio management, capital markets and compliance teams. The LRWG is responsible for conducting an initial assessment of the liquidity risk of the Fund and to manage the liquidity risk of the Fund on an ongoing basis. Meetings of the LRWG are held no less than monthly.

At the February 2023 meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2022. The report concluded that the Program is adequately designed to assess and manage the Fund’s liquidity risk and has been effectively implemented. The report reflected that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

EXCHANGE LISTED FUNDS TRUST OTHER INFORMATION	March 31, 2023 (Unaudited)

Tax Information

For the year ended March 31, 2023, the Fund listed below had a percentage of the dividends paid from net investment income, including short-term capital gains (if any) designated as qualified dividend income.

Fund	Qualified Dividend Income
ETC Gavekal Asia Pacific Government Bond ETF	0.00%

For the year ended March 31, 2023, the Fund listed below had a percentage of the dividends paid from net investment income, including short-term capital gains (if any), qualify for the dividends received deduction available to corporate shareholders.

Fund	Corporate Dividends Received Deduction
ETC Gavekal Asia Pacific Government Bond ETF	0.00%

For the year ended March 31, 2023, the Fund listed below intend to elect to pass through to shareholders the credit for taxes paid to foreign countries. The gross foreign source income (excluding any amortization/accretion of premium/discount) and foreign taxes paid were as follows:

Fund	Foreign Taxes Paid	Gross Foreign Income
ETC Gavekal Asia Pacific Government Bond ETF	$ 33,419	$ 1,256,171

Premium/Discount information

Information regarding how often the Shares of the Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund for various time periods can be found on the Fund’s website at www.agovetf.com.

EXCHANGE LISTED FUNDS TRUST TRUSTEES	March 31, 2023 (Unaudited)

Set forth below is information about each of the persons currently serving as a Trustee of the Trust. The address of each Trustee of the Trust is c/o Exchange Listed Funds Trust, 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120. The Fund’s Statement of Additional Information (“SAI”) contains additional information about the Trust’s Trustees. The SAI is available without charge, upon request, by calling toll-free (833) 817-7116 or at www.agovetf.com.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(2) Overseen By Trustee	Other Directorships held by Trustee During the Past 5 Years
Interested Trustee(3)
Richard Hogan (1961)	Trustee	Since 2012	Director, Exchange Traded Concepts, LLC (since 2011); Private Investor (since 2002); Secretary, Exchange Traded Concepts Trust (since 2011).	18	Board Member, Peconic Land Trust of Suffolk County, New York.
Independent Trustees
Timothy Jacoby (1952)	Trustee	Since 2014	None.	37

Independent Trustee, Bridge Builder Trust (14 portfolios) (since 2022);

Independent Trustee, Edward Jones Money Market Fund (since 2017); Audit Committee Chair, Perth Mint Physical Gold ETF (2018 to 2020).

Linda Petrone (1962)	Trustee	Since 2019	Founding Partner, Sage Search Advisors (since 2012).	37	None.
Stuart Strauss (1953)	Trustee	Since 2022	Partner, Dechert LLP (2009 to 2020).	37	None.

(1)  Each Trustee shall serve during the continued life of the Trust until he or she dies, resigns, is declared bankrupt or incompetent by a court of competent jurisdiction, or is removed.

(2)  The fund complex includes each series of the Trust and of Exchange Traded Concepts Trust.

(3)  Mr. Hogan is an “interested person” of the Trust, as that term is defined in the 1940 Act, by virtue of his employment with, and ownership interest in, the Adviser.

EXCHANGE LISTED FUNDS TRUST OFFICERS	March 31, 2023 (Unaudited)

Set forth below is information about each of the persons currently serving as officers of the Trust. The address of each officer of the Trust is c/o Exchange Listed Funds Trust, 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years
J. Garrett Stevens (1979)	President	Since 2012

Investment Adviser/Vice President, T.S. Phillips Investments, Inc. (since 2000); Chief Executive Officer, Exchange Traded Concepts, LLC (since 2009); President, Exchange Traded Concepts Trust (since 2011).

Richard Malinowski (1983)	Vice President and Secretary	Since 2022

General Counsel, Exchange Traded Concepts, LLC (since 2022); Senior Vice President and Senior Managing Counsel, Ultimus Fund Solutions LLC, (2020 to 2022); Senior Vice President, Ultimus Fund Solutions LLC (2017 to 2020).

Christopher Roleke (1972)	Treasurer	Since 2012	Controller, Exchange Traded Concepts, LLC (since 2022); Managing Director/Fund Principal Financial Officer, Foreside Management Services, LLC (2011 to 2022).
James Baker Jr. (1951)	Assistant Treasurer	Since 2015	Managing Partner, Exchange Traded Concepts, LLC (since 2011).
Matthew Fleischer (1983)	Chief Compliance Officer	Since 2021	Chief Compliance Officer Exchange Traded Concepts Trust (since 2021); Vice President, Compliance, Goldman Sachs Group, Inc., Goldman Sachs Asset Management Funds (2017 to 2021).

(1)  Each officer serves at the pleasure of the Board.

10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Investment Adviser:

Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Investment Sub-Advisers:

Gavekal Capital Limited
Suite 3101, Central Plaza
18 Harbour Road
Wan Chai, Hong Kong

System 2 Advisors, L.P.
47 Maple Street, #303A
Summit, NJ 07901

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Legal Counsel:

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004

Proxy Voting Information

Exchange Traded Concepts’ proxy voting policies and procedures are attached to the Fund’s SAI, which is available without charge by visiting the Fund’s website at www.agovetf.com or the SEC’s website at www.sec.gov or by calling toll free (833) 817-7116.

In addition, a description of how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll free (833) 817-7116 or on the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings Information

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal period as an exhibit to its reports on Form N-PORT within sixty days after the end of the period. The Fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov. In addition, the Fund’s full portfolio holdings are updated daily and available on the Fund’s website at www.agovetf.com.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

(b)	Not applicable.

ITEM 2: CODE OF ETHICS.

(a)	The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. This code of ethics is included as Exhibit 13(a)(1).

(b)	During the period covered by the report, with respect to the registrant's code of ethics that applies to its principal executive officer and principal financial officer; there have been no amendments to, not any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT.

3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial expert is Timothy J. Jacoby, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees:

2023	2022
$16,800	$16,800

Audit fees, paid to Cohen & Company, Ltd., relate to the audit of the registrant's annual financial statements and the consent issued and included with the registrant's post-effective registration statements.

(b) Audit-Related Fees:

2023	2022
$0	$0

(c) Tax Fees:

2023	2022
$4,000	$4,000

These tax fees relate to the review of the registrant’s tax returns, and review of income and capital gain distribution calculations. These fees were paid to Cohen & Company, Ltd.

(d) All Other Fees:

2023	2022
$0	$0

(e)(1)	The Audit Committee may pre-approve at any regularly scheduled Audit Committee meeting audit, audit-related, tax and other non-audit services to be rendered or that may be rendered by the Auditor to the Trust and certain non-audit services to be rendered by the Auditor to the Advisor which require preapproval by the Audit Committee. In connection with such pre-approvals, the Auditor, or a Trust officer, with the assistance of the Auditor, shall provide the Audit Committee with a report containing information about each type of service to be pre-approved at the meeting.

(e)(2)

2023	2022
0%	0%

(f)	Not applicable.

(g)

2023	2022
$4,000	$4,000

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5: Audit Committee of Listed registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant's audit committee members are Timothy J. Jacoby (chairman), Linda Petrone and Stuart Strauss.

Item 6: Investments.

(a)	The Schedule of Investments as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of the Form N-CSR.

(b)	Not applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits

(a)(1)	The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Listed Funds Trust

/s/ J. Garrett Stevens
J. Garrett Stevens
By (Signature and Title)	President and Principal Executive Officer

Date:	5/25/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ J. Garrett Stevens
By (Signature and Title)	J. Garrett Stevens
President and Principal Executive Officer

Date:	5/25/2023

/s/ Christopher W. Roleke
By (Signature and Title)	Christopher W. Roleke
Principal Financial Officer

Date:	5/25/2023